CONVERTIBLE SENIOR UNSECURED NOTES AND CAPPED CALL DERIVATIVE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2025
CONVERTIBLE SENIOR UNSECURED NOTES AND CAPPED CALL DERIVATIVE OPTIONS
Schedule of convertible senior unsecured notes and its embedded derivatives

	At December 31	At December 31
(in thousands)	2025	2024

Host-liability of the Convertible Notes	$295,720	$—
Embedded Derivatives	316,444	—
	$612,164	$—

Convertible Notes-by balance sheet presentation:
Current	$—	$—
Non-current	612,164	—
	$612,164	$—

Schedule of key assumptions used in the valuation model for embedded derivatives

	Key Assumption	Key Assumption
	Inception	December 31, 2025

Maturity date	September 15, 2031	September 15, 2031
Debt traded price	107.5625	130.642
Volatility rate	61.9%	76.6%
Share price	US$2.03	US$2.63
Credit spread	9.633%	10.485%

Schedule of key assumptions used in the valuation model for capped call derivative options

	Key Assumption	Key Assumption
	Inception	December 31, 2025

Maturity date	September 15, 2031	September 15, 2031
Strike price	US$2.916	US$2.916
Cap	US$4.32	US$4.32
Share price	US$2.14	US$2.63
Volatility rate	62.1%	76.6%
Risk free rate	3.58%	3.54%
Credit spread	0.6%	0.55%